Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities
schedule of reconciliation of movement of entity investment

Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, December 31, 2022 (*)	$263,691

(*) Reflects closing price of CAD$0.025 on December 31, 2022.